Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major components of tax expense (income) [Abstract]
Income (loss) before taxes from continuing operations	$ (103,683)	$ (67,255)	$ (22,606)
Theoretical group tax rate	34.43%	34.43%	34.43%
Theoretical tax benefit (expense)	$ 35,698	$ 23,156	$ 7,783
Permanent differences	293	124	6,426
Research tax credit	2,926	3,082	1,926
Share-based compensation & other IFRS adjustments	(8,297)	(20,184)	(11,500)
Non recognition of deferred tax assets related to tax losses and temporary differences	(30,713)	(6,158)	(4,627)
Other differences	92	(20)	(9)
Effective tax expense	$ 0	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%